Finance debt - Ordinary bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2021
Borrowings
Borrowings	€ 26,917	€ 27,794	€ 27,794
Ordinary Bonds
Borrowings
Nominal value	18,376
Discount on bond issue and accrued expenses	136
Borrowings	18,512	€ 18,962
Euro Medium Term Notes
Borrowings
Nominal value	15,800
Euro Medium Term Notes, Ordinary Bonds
Borrowings
Nominal value	14,834
Discount on bond issue and accrued expenses	119
Borrowings	14,953
Other Bonds
Borrowings
Nominal value	3,542
Discount on bond issue and accrued expenses	17
Borrowings	3,559
ENI SpA | Euro Medium Term Notes
Borrowings
Nominal value	13,400
ENI SpA | Euro Medium Term Notes One
Borrowings
Nominal value	1,200
Discount on bond issue and accrued expenses	15
Borrowings	€ 1,215
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes One | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	3.75%
ENI SpA | Euro Medium Term Notes Two
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	29
Borrowings	€ 1,029
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Two | Maximum
Borrowings
Borrowings, maturity	2029
Borrowings, interest rate	3.625%
ENI SpA | Euro Medium Term Notes Three
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	15
Borrowings	€ 1,015
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Three | Maximum
Borrowings
Borrowings, maturity	2023
Borrowings, interest rate	3.25%
ENI SpA | Euro Medium Term Notes Four
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	11
Borrowings	€ 1,011
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Four | Maximum
Borrowings
Borrowings, maturity	2026
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Five
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	10
Borrowings	€ 1,010
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Five | Maximum
Borrowings
Borrowings, maturity	2031
Borrowings, interest rate	2.00%
ENI SpA | Euro Medium Term Notes Six
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	3
Borrowings	€ 1,003
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Six | Maximum
Borrowings
Borrowings, maturity	2026
Borrowings, interest rate	1.25%
ENI SpA | Euro Medium Term Notes Seven
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	3
Borrowings	€ 1,003
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Seven | Maximum
Borrowings
Borrowings, maturity	2030
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Eight
Borrowings
Nominal value	€ 900
Borrowings	€ 900
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Eight | Maximum
Borrowings
Borrowings, maturity	2024
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Nine
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expenses	2
Borrowings	€ 802
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Nine | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	1.625%
ENI SpA | Euro Medium Term Notes Ten
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	11
Borrowings	€ 761
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Ten | Maximum
Borrowings
Borrowings, maturity	2024
Borrowings, interest rate	1.75%
ENI SpA | Euro Medium Term Notes Eleven
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	8
Borrowings	€ 758
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Eleven | Maximum
Borrowings
Borrowings, maturity	2027
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Twelve
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	(3)
Borrowings	€ 747
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Twelve | Maximum
Borrowings
Borrowings, maturity	2034
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Thirteen
Borrowings
Nominal value	€ 650
Discount on bond issue and accrued expenses	4
Borrowings	€ 654
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Thirteen | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Fourteen
Borrowings
Nominal value	€ 600
Discount on bond issue and accrued expenses	(2)
Borrowings	€ 598
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Fourteen | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	1.125%
ENI SpA | Other bonds One
Borrowings
Nominal value	€ 937
Discount on bond issue and accrued expenses	10
Borrowings	€ 947
Borrowings, original currency	USD
ENI SpA | Other bonds One | Maximum
Borrowings
Borrowings, maturity	2023
Borrowings, interest rate	4.00%
ENI SpA | Other bonds Two
Borrowings
Nominal value	€ 937
Discount on bond issue and accrued expenses	5
Borrowings	€ 942
Borrowings, original currency	USD
ENI SpA | Other bonds Two | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	4.75%
ENI SpA | Other bonds Three
Borrowings
Nominal value	€ 937
Discount on bond issue and accrued expenses	1
Borrowings	€ 938
Borrowings, original currency	USD
ENI SpA | Other bonds Three | Maximum
Borrowings
Borrowings, maturity	2029
Borrowings, interest rate	4.25%
ENI SpA | Other bonds Four
Borrowings
Nominal value	€ 328
Discount on bond issue and accrued expenses	1
Borrowings	€ 329
Borrowings, original currency	USD
ENI SpA | Other bonds Four | Maximum
Borrowings
Borrowings, maturity	2040
Borrowings, interest rate	5.70%
Eni Finance International SA | Euro Medium Term Notes Fifteen
Borrowings
Nominal value	€ 1,639
Discount on bond issue and accrued expenses	6
Borrowings	€ 1,645
Borrowings, original currency	USD
Eni Finance International SA | Euro Medium Term Notes Fifteen | Minimum
Borrowings
Borrowings, maturity	2026
Eni Finance International SA | Euro Medium Term Notes Fifteen | Maximum
Borrowings
Borrowings, maturity	2027
Eni Finance International SA | Euro Medium Term Notes Sixteen
Borrowings
Nominal value	€ 795
Discount on bond issue and accrued expenses	7
Borrowings	€ 802
Borrowings, original currency	EUR
Eni Finance International SA | Euro Medium Term Notes Sixteen | Minimum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	1.275%
Eni Finance International SA | Euro Medium Term Notes Sixteen | Maximum
Borrowings
Borrowings, maturity	2043
Borrowings, interest rate	5.441%
Eni Finance International SA | Euro Medium Term Notes Seventeen
Borrowings
Borrowings, interest rate description	variable
Eni USA Inc | Other bonds Five
Borrowings
Nominal value	€ 375
Borrowings	€ 375
Borrowings, original currency	USD
Eni USA Inc | Other bonds Five | Maximum
Borrowings
Borrowings, maturity	2027
Borrowings, interest rate	7.30%
PLT Wind 2022 SpA | Other bonds Six
Borrowings
Nominal value	€ 18
Borrowings	€ 18
Borrowings, original currency	EUR
Borrowings, interest rate description	variable
PLT Wind 2022 SpA | Other bonds Six | Maximum
Borrowings
Borrowings, maturity	2031
SEF Srl | Other bonds, Seven [member]
Borrowings
Nominal value	€ 10
Borrowings	€ 10
Borrowings, original currency	EUR
SEF Srl | Other bonds, Seven [member] | Maximum
Borrowings
Borrowings, maturity	2026
Borrowings, interest rate	7.00%